Thrivent Partner Small Cap Value Portfolio
Thrivent Partner Small Cap Value Portfolio

The Board of Directors of Thrivent Series Fund, Inc. has approved the merger of Thrivent Partner Small Cap Value Portfolio into the Thrivent Small Cap Stock Portfolio. The merger is subject to approval by the contractholders of Thrivent Partner Small Cap Value Portfolio at a special meeting of contractholders to be held on or about August 14, 2015. The merger, if approved by the contractholders, would occur on or about August 21, 2015. Thrivent Partner Small Cap Value Portfolio and its corresponding subaccounts will be closed as new investment selections after the close of business on May 21, 2015. If you already invest in the subaccounts corresponding to Thrivent Partner Small Cap Value Portfolio, you can continue to invest in the subaccount until the merger is complete.
Investment Objective
The Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Thrivent Partner Small Cap Value Portfolio Class A
Maximum Sales Charge (Load)
Maximum Deferred Sales Charge (Load)

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thrivent Partner Small Cap Value Portfolio Class A
Management Fees	0.80%
Other Expenses	0.06%
Acquired (Underlying) Portfolio Fees and Expenses	0.21%
Total Annual Portfolio Operating Expenses	1.07%

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Thrivent Partner Small Cap Value Portfolio Class A	109	340	590	1,306

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. T. Rowe Price Associates, Inc., the Portfolio’s subadviser, focuses mainly on U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000® Index. The Portfolio will not sell a security just because the company has grown to a market capitalization above the range. The Portfolio may, on occasion, purchase companies with a market capitalization outside the range. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in small company securities from 80% to a lesser amount, it will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Portfolio ordinarily invests in equity securities of small companies that are believed to be undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. Using fundamental research, the subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The subadviser considers these factors, among others, in choosing companies:
  low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
  low stock price relative to a company’s underlying asset values;
  above-average dividend yield relative to a company’s peers or its own historic norm;
  a plan to improve the business through restructuring; and
  a sound balance sheet and other positive financial characteristics.
In pursuing its investment objective, the Portfolio’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes such purchase will provide an opportunity for substantial appreciation. These situations might arise when the Portfolio’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stock, convertible securities and warrants, bonds and debt securities, foreign stocks (up to 20% of total assets), futures and options, real estate investment trusts, and derivatives (up to 10% of total assets), in keeping with the Portfolio’s objective.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

The subadviser uses fundamental investment research techniques to determine what securities to buy and sell.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that a stock judged to be undervalued may be appropriately priced.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price to its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Investment Trust (REIT) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five-, and ten-year periods compared to a broad-based securities market index. The index is the Russell 2000® Value Index, which measures the performance of small-cap value stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+23.35%
Worst Quarter:	Q4 ‘08	-24.46%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2014)
Average Annual Total Returns Thrivent Partner Small Cap Value Portfolio	1 Year	5 Years	10 Years
Class A	2.89%	14.26%	8.84%
Russell 2000® Value Index (reflects no deduction for fees, expense and taxes)	4.22%	14.26%	6.89%